PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Sep. 30, 2022	Jul. 31, 2022	Sep. 30, 2021	Jul. 31, 2021	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	$ 13,000	$ 50,000		$ 45,000		$ 366,000		$ 387,000		$ 897,000
Gain loss on sale of property plant equipment						1,530,000		1,439,000
Impairment loss on idle laboratory equipment	3,005,000			3,005,000
Gain loss on sale of property plant equipment						(1,530,000)		(1,439,000)
Depreciation expense	$ 347,000			$ 347,000				302,000		2,332,000
Ayala Pharmaceuticals Inc [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense			$ 121,000		$ 140,000		$ 168,000		$ 182,000
Depreciation expense							$ 168,000		$ 182,000
Laboratory Equipment [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment loss on idle laboratory equipment								0		$ 1,100,000
Research and Development Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain loss on sale of property plant equipment								900,000
Gain loss on sale of property plant equipment								(900,000)
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain loss on sale of property plant equipment						(562,000)		500,000
Gain loss on sale of property plant equipment						562,000		$ (500,000)
Research And Development [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain loss on sale of property plant equipment						(968,000)
Gain loss on sale of property plant equipment						$ 968,000